American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2024

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	575,000	576,520
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	918,324
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,764,356
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,470,122
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	516,081
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,213,674
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,565,960
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,054,948
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,635,415
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	5,706,019
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/31	2,000,000	2,271,947
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/32	2,350,000	2,706,691
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,409,929
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	753,366
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	431,675
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	730,460
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	935,538
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,471,000
Bay Area Toll Authority Rev., 4.00%, 4/1/33	3,000,000	3,022,808
Bay Area Toll Authority Rev., VRN, 4.61%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,020,182
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,717,350
Bay Area Toll Authority Rev., VRN, 3.77%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,865,749
Bay Area Toll Authority Rev., VRN, 3.81%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,969,915
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,114,097
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,569,526
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,867,682
Burlingame School District GO, 5.00%, 8/1/48	2,545,000	2,777,493
California Community Choice Financing Authority Rev., VRN, 3.81%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	18,580,112
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,965,808
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,848,179
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,275,092
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	6,934,832
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,665,000	5,046,064
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,315,680
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	288,204
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	837,224
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,343,786
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,645,167
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	974,893
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	983,785
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	490,125
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	435,075
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	206,075
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	280,734
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	251,115
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	769,835
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,514,800
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	1,450,000	1,692,358

California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	806,295
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	309,457
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	825,470
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	517,044
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	659,140
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,558,399
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,917,393
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,520,175
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	693,739
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,763,240
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,459,887
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,063,066
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,123,134
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,752,202
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	407,529
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,450,557
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,691,166
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	762,196
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,089,713
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,307,781
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,788,745
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,974,078
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/38	1,165,000	1,294,068
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	1,000,000	1,106,923
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,755,411
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	1,100,000	1,207,266
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/41	1,250,000	1,366,419
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	504,437
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,243,332
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,140,543
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,780,878
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,338,463
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,400,909
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	9,837,963
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,555,229
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,619,046
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,537,140
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,793,330
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,049,520
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,551,133
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,109,720
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,430,087
California Housing Finance Rev., 4.25%, 1/15/35	5,190,455	5,042,067
California Housing Finance Rev., 3.50%, 11/20/35	12,221,554	11,412,817
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,250,650
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	975,703
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,950,253

California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	504,462
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	352,074
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	365,937
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	572,746
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	577,705
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	619,027
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	632,043
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	412,574
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.06%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,490,478
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,526,336
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,165,544
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,751,361
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	2,995,000	2,910,508
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	595,000	595,667
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,156,750
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,013,317
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	309,602
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	156,188
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	234,370
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	234,304
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	208,002
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	233,710
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	233,420
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	258,928
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	232,820
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	258,194
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	283,270
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	308,078
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,004,856
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,239,567
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35	1,000,000	1,045,931
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,160,552
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,802,471
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,209,637
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	748,083
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	442,997
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,118,002
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	726,862
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,497,813
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,540,418
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,100,321
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	439,332
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	108,210
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	195,742
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	100,550
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,500,798
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	549,837

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	741,523
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,008,875
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,432,602
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,942,084
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,010,109
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,785,860
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,398,906
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,756,658
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,090,139
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	602,364
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	294,687
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	723,326
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,045,270
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,290,717
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,147,380
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,022,472
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,022,193
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,364,628
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,527,349
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,391,953
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,525,507
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,069,230
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,026,355
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,633,256
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	738,135
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,022,900
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,752,118
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,836,748
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,720,371
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,717,661
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,105,886
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	709,439
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,027,979
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,039,334
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,439,115
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,504,441
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	973,351
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,460,809
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,248,718
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	566,396
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,467,258
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,551,982
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,073,526
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(3)	3,435,000	3,503,794
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	507,126
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,010,512
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	785,916
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	1,945,000	1,895,489

California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,298,871
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,614,643
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	2,000,000	2,308,416
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	239,999
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(3)	7,000,000	7,003,111
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	101,750
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	312,522
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,014,363
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	478,028
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,100,000	1,101,583
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	512,346
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	435,704
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	578,720
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	159,956
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	150,417
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	151,735
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	162,939
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	194,554
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	750,000	770,675
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,039,350
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	740,000	762,795
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	429,472
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	440,000	440,934
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	235,000	236,175
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	381,077
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	677,594
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	626,139
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	269,147
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	255,000	257,648
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	736,139
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	925,000	953,891
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	704,739
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	745,157
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	786,300
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	830,470
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	880,132
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	925,697
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,764,614
California State Public Works Board Rev., 5.00%, 12/1/24	5,000,000	5,034,789
California State Public Works Board Rev., 5.00%, 9/1/29	5,000,000	5,414,829
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,017,524
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,058,703
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,198
California State University Rev., 5.00%, 11/1/28	2,000,000	2,101,929
California State University Rev., 5.00%, 11/1/29	1,000,000	1,050,650
California State University Rev., 5.00%, 11/1/30	3,000,000	3,150,742
California State University Rev., 5.00%, 11/1/31	2,900,000	3,044,614
California State University Rev., 4.00%, 11/1/34	10,000,000	10,045,430
California State University Rev., 4.00%, 11/1/37	2,375,000	2,377,112
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,243,930

California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AGM)	1,155,000	1,241,216
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AGM)	1,340,000	1,441,961
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AGM)	1,000,000	1,056,089
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	754,900
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,016,073
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,616,256
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	764,010
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	929,720
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,291,412
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,034,273
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	724,742
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,526,476
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/24(2)	750,000	750,652
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	800,695
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,881,633
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/25	300,000	303,912
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	335,818
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,937,731
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,085,950
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,024,063
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,271,449
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,973,277
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,266,335
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	670,739
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	687,880
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,305,045
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	616,036
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,619,777
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	371,861
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	657,183
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	276,807
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	149,309
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	128,763
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	185,610
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,270,000	1,258,012
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	386,855
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	480,224
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,058,505
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,028,850

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,569,302
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,087,656
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,016,265
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	609,963
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	883,116
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,474,786
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,820,588
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	4,025,201
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Community Facilities District No. 2022-10), 5.25%, 9/1/43	650,000	667,629
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	475,000	483,143
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,285,552
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,401,864
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,046,256
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	201,807
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,191,488
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	767,171
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,227,661
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/29	350,000	344,375
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/34	655,000	686,376
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,462,489
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/39	835,000	864,476
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	660,317
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 5.00%, 9/1/44	795,000	805,644
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	490,184
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,122,903
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,250,556
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,593,325
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,884,553
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,070,262
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	1,976,518
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,824,467
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	295,000	298,624
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	413,480
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	389,807
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	98,870
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	145,735
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	741,865
Clovis Unified School District GO, 4.00%, 8/1/48	6,000,000	5,864,407
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NPFG)(1)	5,935,000	5,901,478
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	580,184
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	733,508
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,027,931
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,250,000	1,211,617
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,204,814
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	1,900,000	1,520,073
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,766,569
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	7,965,000	6,235,775
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	429,187
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	219,631

Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	243,194
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	266,798
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	256,086
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	290,422
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	482,791
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,277,904
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,183,336
Desert Sands Unified School District GO, 5.00%, 8/1/24	2,200,000	2,204,596
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,827,948
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	192,168
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/38	1,290,000	1,309,565
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	348,009
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/43	2,280,000	2,254,585
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	980,659
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/38	785,000	796,371
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,036,552
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.125%, 9/1/43	1,265,000	1,271,157
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	398,386
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	681,152
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	508,007
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	2,250,000	2,498,993
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	3,000,000	3,331,990
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,284,620
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,794,656
Eastern Municipal Water District Rev., VRN, 3.46%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,747,676
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,745,073
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,533,690
El Monte Union High School District GO, 0.00%, 6/1/47(1)(4)	3,500,000	1,139,138
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	722,622
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,744,695
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	526,662
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	902,437
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,611,591
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	575,316
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,075,273
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	960,815
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,148,807
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	242,864
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	540,200
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	639,953
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,203,847
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,565,343
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	318,756
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	354,998
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	253,541
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,603,000	3,654,031
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	2,861,000	2,770,186
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	528,862

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,726,140
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,716,342
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	696,041
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,061,331
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,271,472
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,354,279
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,701,454
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,456,366
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,040,314
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,403,453
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,435,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,017,015
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,202,984
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,105,116
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,378,362
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,892,394
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	444,221
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	227,282
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	483,787
Hanford Joint Union High School District GO, 0.00%, Capital Appreciation, 8/1/41(1)	2,235,000	1,040,738
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	10,221,957
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,015,515
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,011,813
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,365,335
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,421,361
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,734,028
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,449,550
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	478,467
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	435,477
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	571,363
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,041,834
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,382,528
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	706,018
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	896,805
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,518,593
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	519,415
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	243,738
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	516,995
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	516,071
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	308,647
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	878,603
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	511,841
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,667,671
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,773,283
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,543,481
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,001,747
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,481,273
Irvine Facilities Financing Authority Rev., (Irvine), 5.25%, 5/1/43	2,500,000	2,563,042
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,249,089
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	978,089
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,504,661
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,590,572
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,340,703
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	649,111
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	381,315

Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	366,644
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	419,698
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	561,119
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,016,567
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	681,909
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,003,558
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,128,616
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,272,948
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,126,254
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	350,089
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	333,825
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,337,480
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,277,286
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	435,660
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	609,611
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	887,642
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	712,816
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,019,482
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,802,976
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,324,606
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,506,868
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	803,137
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	602,443
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,252,726
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,607,328
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,184,334
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,124,870
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,531,210
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,039,693
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,186,552
Los Angeles Community College District GO, 5.00%, 8/1/32(4)	5,000,000	5,685,584
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	9,925,347
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	943,329
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,824,650
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,169,168
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,350,310
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,760,354
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,695,457
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,419,567
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,314,314
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,577,087
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,481,646
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,008,181
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,588,955
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	8,265,000	8,958,795
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,683,590
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,870,109
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,184,352
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,237,918
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,413,015
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,033,974
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	2,295,000	2,296,812
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	5,600,000	5,604,376
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	5,000,000	5,605,688

Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	8,894,470
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	10,000,000	10,715,421
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,548,642
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,825,979
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,364,214
Los Angeles Department of Water & Power System Rev., VRDN, 3.85%, 6/1/24 (SBBPA: Bank of America N.A.)	875,000	875,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,281,453
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,371,467
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,728,142
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,972,713
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.85%, 6/1/24 (SBBPA: Barclays Bank PLC)	800,000	800,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	1,958,477
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	743,737
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	5,979,954
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,585,250
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,560,960
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,051,760
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,467,497
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,871,046
Los Angeles Unified School District GO, 5.00%, 7/1/33	2,300,000	2,632,343
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,591,683
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,409,356
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,748,988
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,597,516
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	9,854,229
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,915,276
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,014,031
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,110,988
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,962,097
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	484,562
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	737,053
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,076,909
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,021,009
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,831,176
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,940,340
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,316,518
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,137,170
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,059,863
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,061,746
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,364,166
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,394,784
Monterey Peninsula Community College District GO, 4.00%, 8/1/41	475,000	483,924
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	453,015
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	884,603
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	653,525
Monterey Peninsula Community College District GO, 4.00%, 8/1/45	775,000	772,242
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	715,159
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,463,176
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,888,764
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,450,801
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,893,359
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,205,022
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,085,528
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,460,584

M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,763,841
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	767,136
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,871,234
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,510,269
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,788,462
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	251,015
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,300,033
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,505,810
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,756,808
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,003,904
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,576,633
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,000,662
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,579,581
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	500,474
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,035,209
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,328,559
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,032,692
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,032,659
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,913,753
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,835,901
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,908,046
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,425,977
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,200,908
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	662,047
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,708,664
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,552,718
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	314,513
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	323,817
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	338,809
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	229,937
Ontario Community Facilities District No. 56 Special Tax, (Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,236,258
Ontario Community Facilities District No. 56 Special Tax, (Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,028,621
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	2,966,318
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,123,067
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	281,733
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	620,146
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	640,405
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	936,602
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,471,219
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,016,753
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,033,286
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,046,854
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,273,179
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,633,198
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,347,690
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,704,953
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,227,834
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,278,243
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	10,000,000	10,016,607

Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,184,134
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,405,270
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Revenue), 5.00%, 6/1/25 (AGM)	2,000,000	2,001,821
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Revenue), 5.00%, 6/1/26 (AGM)	3,690,000	3,692,781
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Revenue), 5.00%, 6/1/28 (AGM)	1,515,000	1,516,136
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Revenue), 5.00%, 6/1/32 (AGM)	2,500,000	2,501,379
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Revenue), 5.00%, 6/1/33 (AGM)	1,000,000	1,000,544
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,102,726
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,299,371
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,822,084
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	364,504
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,230,994
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,155,340
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,259,347
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	651,928
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	476,175
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	715,109
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	3,823,668
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,353,525
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,766,818
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,376,535
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,464,089
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	3,845,758
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,872,697
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,616,233
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,951,288
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,130,585
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	850,129
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	326,146
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	469,936
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	589,300
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,288,108
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,974,108
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,436,315
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,080,897
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,313,438
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	780,000	847,454
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,135,330
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,348,816
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,687,057
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,536,907
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,655,225
Redwood City School District GO, 5.00%, 8/1/38	200,000	228,064
Redwood City School District GO, 5.00%, 8/1/39	250,000	283,906
Redwood City School District GO, 5.00%, 8/1/40	350,000	392,139
Redwood City School District GO, 5.00%, 8/1/41	630,000	702,503
Redwood City School District GO, 5.00%, 8/1/42	700,000	777,261
Redwood City School District GO, 5.00%, 8/1/43	525,000	580,567
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,118,221
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,310,614
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,068,318
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,820,808
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	345,463
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	384,232
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	700,744

Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,463,662
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	403,670
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	453,823
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	784,341
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,172,945
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,662,642
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,466,966
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,971,236
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,353,305
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,004,715
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,482,508
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,769,072
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,036,766
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,137,117
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,030,576
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/38	250,000	262,162
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/43	425,000	436,659
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44(4)	565,000	581,260
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,094,721
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,049,336
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,417,786
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,268,213
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,064,340
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,293,533
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	334,562
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	354,138
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,735,009
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,311,375
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	438,150
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	564,913
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	700,881
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	260,805
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	216,149
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	308,801
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	545,731
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	634,758
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	911,340
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,544,629
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,065,153
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,064,955
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,335,268
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (AMBAC)	805,000	805,930
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,002,644
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,041,194
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,744,026
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	6,865,507
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,298,606
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,258,362
Sacramento Municipal Utility District Rev., 5.00%, 11/15/40	890,000	1,008,940
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,910,224

Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,124,578
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,384,736
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,395,089
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,046,434
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	753,616
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,074,153
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	859,616
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,305,590
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,323,250
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,297,191
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/42	2,000,000	2,035,761
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/43	1,800,000	1,825,078
San Diego County COP, 5.00%, 10/1/48	4,735,000	5,150,848
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	691,662
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,050,169
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	892,580
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,050,042
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	734,972
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,049,809
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,072,863
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,001,198
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,485,819
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,332,563
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,426,949
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,532,787
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,200,885
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,014,433
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,315,665
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,025,627
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,314,312
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	500,405
San Diego Unified School District GO, 5.00%, 7/1/31(4)	500,000	546,359
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,387,603
San Diego Unified School District GO, 5.00%, 7/1/34(4)	1,000,000	1,129,439
San Diego Unified School District GO, 5.00%, 7/1/36(4)	500,000	561,534
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,869,495
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	733,825
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,573,116
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,288,061
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,521,520
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,423,968
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40(4)	1,000,000	1,123,312
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,421,021
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,124,975
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,540,165
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	425,447
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	550,581
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	370,394
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	400,326
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,068,589
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,797,313
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	843,386

San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,540,815
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,021,483
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,775,643
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,434,681
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	960,837
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,290,491
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,013,917
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,485,249
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	143,851
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	206,969
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	472,150
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,438,468
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	4,011,220
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,144,460
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,137,063
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,048,984
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,117,363
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,277,940
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,016,913
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	774,641
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,355,262
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,343,346
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,646,490
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	920,239
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	914,319
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,210,778
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,075,555
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,082,782
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,320,768
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,847,530
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,526,893
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,001,675
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,021,699
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,069,155
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,396,594
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,249,752
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,042,047
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,034,044
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	611,354
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,005,468
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NPFG)	715,000	720,212
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,137,676
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,367,970
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,177
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	466,218
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	75,492
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,183,886
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,583,159
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	86,277
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,171,359
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,561,068
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,136,642
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,019,608
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,201,354
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,394,944

Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	852,266
Southern California Public Power Authority Rev., (Anaheim Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	2,000,000	2,107,088
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	6,250,000	6,821,741
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,353,768
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,314,561
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,504,887
State of California GO, 5.00%, 9/1/25	10,000,000	10,196,627
State of California GO, 4.00%, 11/1/27	2,000,000	2,046,169
State of California GO, 5.00%, 9/1/28	10,000,000	10,693,320
State of California GO, 5.00%, 11/1/28	5,000,000	5,361,593
State of California GO, 5.00%, 9/1/31	3,685,000	4,122,639
State of California GO, 5.00%, 11/1/31	7,435,000	7,809,206
State of California GO, 4.00%, 3/1/37	10,100,000	10,374,174
State of California GO, 5.00%, 4/1/37	5,000,000	5,004,145
State of California GO, 4.00%, 9/1/37	1,250,000	1,299,746
State of California GO, 4.00%, 3/1/38	5,000,000	5,090,686
State of California GO, 5.00%, 4/1/38	3,500,000	3,738,648
State of California GO, 5.00%, 9/1/38	5,000,000	5,628,017
State of California GO, 4.00%, 10/1/39	7,500,000	7,628,054
State of California GO, 4.00%, 10/1/41	6,595,000	6,661,956
State of California GO, 4.00%, 4/1/42	7,500,000	7,567,081
State of California GO, 4.00%, 9/1/42	1,000,000	1,009,347
State of California GO, 5.00%, 9/1/42	2,025,000	2,121,503
State of California GO, 5.00%, 9/1/42	4,000,000	4,385,482
State of California GO, 5.25%, 10/1/45	1,430,000	1,598,894
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,054,456
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,092,791
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,261,636
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,499,179
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,002,722
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,066,845
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,067,591
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,545,344
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,854,672
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,880,502
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,269,661
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,716,616
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	971,292
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,514,073
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,127,188
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	558,118
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	523,215
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,209,972
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	802,705
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	787,561
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,072,983
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	436,447
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	3,220,000	3,314,319
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,333,040
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.25%, 9/1/38	700,000	728,720
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.625%, 9/1/43	1,400,000	1,461,207
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	435,858

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,202,451
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,344,106
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	834,846
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,489,908
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	775,479
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,035,938
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	841,657
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	309,305
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	309,090
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	719,503
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	324,502
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,021,520
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	335,458
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	592,267
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	442,454
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	755,999
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,014,670
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,015,360
University of California Rev., 4.00%, 5/15/26	2,415,000	2,452,224
University of California Rev., 5.00%, 5/15/26	13,000,000	13,444,263
University of California Rev., 5.00%, 5/15/35	10,000,000	11,440,381
University of California Rev., 5.00%, 5/15/42	2,500,000	2,689,260
University of California Rev., 5.00%, 5/15/43	7,500,000	8,284,549
University of California Rev., 4.00%, 5/15/46	8,465,000	8,350,711
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,093,953
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,556,417
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,523,492
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	938,766
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	168,828
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	223,718
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	334,370
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	553,749
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	770,423
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	296,295
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	245,156
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	219,032
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,502,962
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,003,950
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,005,925
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,130,097
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,800,524
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,689,067
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,188,995
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,022,773
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,999,716

William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	392,025
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,893,350
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,720,517
		1,967,852,375
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	350,140
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	353,530
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	510,085
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	928,074
		2,141,829
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,991,526,843)		1,969,994,204
OTHER ASSETS AND LIABILITIES — 0.6%		11,368,045
TOTAL NET ASSETS — 100.0%		$1,981,362,249

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,360,231, which represented 4.1% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.